Application of new and revised international financial reporting standards (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Summary of Application of new amendments

New amendments to existing standards applied for the first time:

Standards/Amendments	Effective date
Amendment to IAS 1 — Presentation of Financial Statements (Classification of Liabilities as Current or Non-current and Non-current liabilities with covenants)	January 1, 2024
Amendments to IAS 7 and IFRS 7 — Supplier Finance Arrangements	January 1, 2024
Amendment to IFRS 16 — Lease Liability in a Sale and Leaseback	January 1, 2024

Summary of Non Mandatory standards and amendments issued by IASB

The following standards and amendments to existing standards have been issued by the IASB, but were not yet mandatory for the year ended December 31, 2024:

Standards/Amendments	Effective date	Potential effects expected on Immatics financial statements
Amendments to IAS 21 — Lack of Exchangeability	January 1, 2025	No
Amendments to IFRS 9, Financial Instruments and IFRS 7, Financial Instruments: Disclosures	January 1, 2026	No
Amendments to IFRS 9 and IFRS 7 - Nature-dependent power supply contracts	January 1, 2026	No
Annual Improvements to IFRS Accounting Standards – Volume 11	January 1, 2026	No
IFRS 18 replaces IAS 1 - Presentation and Disclosure in Financial Statements	January 1, 2027	Yes
IFRS 19 Subsidiaries without Public Accountability: Disclosures	January 1, 2027	No